Corporate information	12 Months Ended
Mar. 31, 2021
Text Block [Abstract]
Corporate information
1	Corporate information
ReNew Power Private Limited (the Company or Parent) is a private limited company domiciled and incorporated in India. The registered office of the Company is located at 138, Ansal Chamber—II Bhikaji Cama Place, New Delhi—110066. The consolidated financial statements comprise financial statements of Renew Power Private Limited and its subsidiaries (collectively, the Group) were authorised for issue by the Company’s Board of Directors on 21 June 2021.
The Group is carrying out business activities relating to generation of power through non-conventional
and renewable energy sources. Information on the Group’s structure is provided in note 43 and information on other related party relationships of the Group is provided in note 44.